Fair value of financial instruments (Summary of Changes in Fair Value of Contingent Consideration) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Acquisition of Clear Voice	$ (4,240)
Change in fair value	(2,087)
Fair value as of December 31, 2019	$ 6,327